Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
Estimated Useful Lives of Assets	Estimated useful lives of the assets are as follows:

Items	Estimated useful lives (years)
Buildings and structures	40
Machinery	10
Others	5
Estimated useful lives of the assets are as follows:

Items	Estimated useful lives (years)
Buildings and structures	40
Machinery	10
Others	5

Information by revenue categories
Revenue: The Company consists of a single operating segment.

		(Unit: USD)
Classification	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Product	10,814,451	11,239,035
Service	4,500,910	563,145
Distribution right (*)	—	760,000

Total	15,315,361	12,562,180

(*)
On March 27, 2023, Captivision Korea and GLAAM Malaysia Sdn. Bhd made an exclusive distribution and license agreement. Per the agreement, in consideration for the exclusive territorial distribution rights and license granted, GLAAM Malaysia Sdn. Bhd paid a royalty payment of total USD 760,000.

Revenue: The Company consists of a single operating segment.

Classification	For the year ended 2023	For the year ended 2022	(Unit: USD) For the year ended 2021

Product	12,276,442	12,984,977	8,096,808
Merchandise	—	3,309,138	662,960
Service	1,600,321	3,897,820	606,448
Rent	—	—	48,903
Distribution right (*)	760,000

Total	14,636,763	20,191,935	9,415,119

(*)
On March 27, 2023, Captivision Korea and GLAAM Malaysia Sdn. Bhd made an exclusive distribution and license agreement. Per the agreement, in consideration for the exclusive territorial distribution rights and license granted to, GLAAM Malaysia Sdn. Bhd paid a royalty payment of total USD 760,000.